SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Nonrecurring (Details) - Nonrecurring basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements
Financial assets	$ 0	$ 0
Financial liabilities	$ 0	$ 0